SHORT-TERM INVESTMENTS - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM INVESTMENTS
Impairment loss from short-term investments	$ 1,949
Convertible bonds
SHORT-TERM INVESTMENTS
Unrealized gains (losses)	(809)	$ (277)	$ 297
Impairment loss from short-term investments	$ 1,949	$ 0	$ 0